SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
SEGMENT REPORTING [Abstract]
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net sales	$ 617,404	$ 802,072
External sales	$ 617,404	$ 802,072
Intersegment sales
Gross (loss) profit	$ 81,065	$ 100,923
Elimination [Member]
Company's revenues generated from each segment
Net sales	$ (471,975)	$ (588,562)
External sales
Intersegment sales	$ (471,975)	$ (588,562)
Gross (loss) profit	(1,395)	(245)
Wafer [Member] | Operating Segments [Member]
Company's revenues generated from each segment
Net sales	488,240	618,851
External sales	163,118	175,481
Intersegment sales	325,122	443,370
Gross (loss) profit	31,963	33,432
Cell and module [Member] | Operating Segments [Member]
Company's revenues generated from each segment
Net sales	585,734	766,613
External sales	438,881	621,421
Intersegment sales	146,853	145,192
Gross (loss) profit	47,285	65,242
Other [Member] | Operating Segments [Member]
Company's revenues generated from each segment
Net sales	15,405	5,170
External sales	$ 15,405	$ 5,170
Intersegment sales
Gross (loss) profit	$ 3,212	$ 2,494